Current and long-term debt - Hamburg commercial bank credit facility (Details) - USD ($)	1 Months Ended		12 Months Ended
	Nov. 30, 2019	Jun. 30, 2018	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 2,552,473,000		$ 2,910,315,000
Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity		$ 120,600,000		$ 6,300,000.0
Net debt to capitalization ratio		0.65
Borrowings, Financial Covenants, Consolidated Tangible Net Worth, Minimum		$ 1,265,728,005
Borrowings, Financial Covenants, Cumulative Positive Net Income, Percentage		25.00%
Borrowings, Financial Covenants, Net Proceeds Of Equity Issuance		50.00%
Borrowings			103,300,000		$ 114,800,000
Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		2.60%		2.60%
Hamburg commercial bank credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Periodic Payment, Amount	$ 800,000
Loan maximum borrowing capacity	$ 43,700,000
Net debt to capitalization ratio	0.60
Borrowings, Financial Covenants, Consolidated Tangible Net Worth, Minimum	$ 1,000,000,000
Borrowings, Financial Covenants, Cumulative Positive Net Income, Percentage	25.00%
Borrowings, Financial Covenants, Net Proceeds Of Equity Issuance	50.00%
Borrowings			$ 42,200,000
Hamburg commercial bank credit facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.25%
Senior Secured - Prudential Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, Periodic Payment, Amount	$ 500,000
Loan maximum borrowing capacity	55,500,000
Adjustment to interest rate basis				3.00%
Net debt to capitalization ratio			0.60
Borrowings, Financial Covenants, Consolidated Tangible Net Worth, Minimum			$ 1,000,000,000
Borrowings, Financial Covenants, Cumulative Positive Net Income, Percentage			25.00%
Borrowings, Financial Covenants, Net Proceeds Of Equity Issuance			50.00%
Borrowings			$ 55,500,000
Consolidated Liquidity Requirement - Scenario One [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount		$ 25,000,000.0
Consolidated Liquidity Requirement - Scenario One [Member] | Hamburg commercial bank credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	25,000,000.0
Consolidated Liquidity Requirement - Scenario One [Member] | Senior Secured - Prudential Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount			25,000,000.0
Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel		500,000
Consolidated liquidity requirement per each chartered-in vessel		$ 250,000
Consolidated Liquidity Requirement - Scenario Two [Member] | Hamburg commercial bank credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000
Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured - Prudential Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel			500,000
Consolidated liquidity requirement per each chartered-in vessel			$ 250,000
Borrowings, Financial Covenants, Period One [Member] | Hamburg commercial bank credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	134.00%
Borrowings, Financial Covenants, Period One [Member] | Senior Secured - Prudential Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels			125.00%
Borrowings, Financial Covenants, Period One [Member] | Consolidated Liquidity Requirement - Scenario Two [Member] | Senior Secured Term Loan Facility - ABN AMRO / SEB Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels		130.00%
Tranche 1-refinance KEXIM two vessels [Member] | Hamburg commercial bank credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 42,200,000
Ships to be installed with scrubbers [Member] | Hamburg commercial bank credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity			$ 1,500,000